UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05159
                                                    ----------

                               RS Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.3%

ADVERTISING AGENCIES -- 2.1%
Marchex, Inc., Class B 1                             242,900        $  4,022,424
ValueClick, Inc. 1                                   379,400           6,483,946
--------------------------------------------------------------------------------
                                                                      10,506,370
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 0.9%
PrivateBancorp, Inc.                                 137,400           4,710,072
--------------------------------------------------------------------------------
                                                                       4,710,072
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 4.7%
Alexion Pharmaceuticals, Inc. 1                      126,850           3,511,208
Critical Therapeutics, Inc. 1                        108,600           1,023,012
Genomic Health, Inc. 1                                73,200             845,460
Keryx Biopharmaceuticals, Inc. 1                     255,540           4,027,310
Myriad Genetics, Inc. 1                              182,300           3,985,078
VaxGen, Inc. 1                                       551,700           7,999,650
Xenogen Corp. 1                                      535,500           1,660,050
--------------------------------------------------------------------------------
                                                                      23,051,768
--------------------------------------------------------------------------------

BUILDING - MISCELLANEOUS -- 1.1%
Builders FirstSource, Inc. 1                         241,470           5,392,025
--------------------------------------------------------------------------------
                                                                       5,392,025
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.6%
Scientific Games Corp., Class A 1                    250,410           7,762,710
--------------------------------------------------------------------------------
                                                                       7,762,710
--------------------------------------------------------------------------------

COAL -- 1.0%
Alpha Natural Resources, Inc. 1                      165,800           4,980,632
--------------------------------------------------------------------------------
                                                                       4,980,632
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.1%
Linktone Ltd., ADR 1,3                               489,200           5,342,064
--------------------------------------------------------------------------------
                                                                       5,342,064
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 4.0%
Atheros Communications 1                             586,300           5,722,288
InPhonic, Inc. 1                                     569,040           7,824,300
j2 Global Communications, Inc. 1                     150,200           6,071,084
--------------------------------------------------------------------------------
                                                                      19,617,672
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 14.5%
Blackboard, Inc. 1                                   259,000           6,477,590
Bottomline Technologies, Inc. 1                      339,220           5,118,830
Digital River, Inc. 1                                157,600           5,492,360
Digitas, Inc. 1                                      557,110           6,328,769
eCollege.com, Inc. 1                                 224,700           3,339,042
Epicor Software Corp. 1                              465,400           6,050,200

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Equinix, Inc. 1                                      115,250        $  4,800,162
Openwave Systems, Inc. 1                             220,120           3,957,758
PDF Solutions, Inc. 1                                232,600           3,861,160
SafeNet, Inc. 1                                      118,000           4,284,580
SupportSoft, Inc. 1                                1,188,400           5,989,536
Taleo Corp., Class A 1                                99,750           1,346,625
Tom Online, Inc., ADR 1,3                            246,200           4,850,140
TRX, Inc. 1                                          611,450           5,564,195
Wind River Systems, Inc. 1                           305,100           3,944,943
--------------------------------------------------------------------------------
                                                                      71,405,890
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.5%
M-Systems Flash Disk Pioneers Ltd. 1                 256,700           7,680,464
RadiSys Corp. 1                                      243,200           4,718,080
--------------------------------------------------------------------------------
                                                                      12,398,544
--------------------------------------------------------------------------------

CONSTRUCTION -- 1.0%
Washington Group International, Inc. 1                96,200           5,184,218
--------------------------------------------------------------------------------
                                                                       5,184,218
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.9%
JAMDAT Mobile, Inc. 1                                254,650           5,347,650
Netflix, Inc. 1                                      180,800           4,698,992
WebSideStory, Inc. 1                                 232,980           4,128,406
--------------------------------------------------------------------------------
                                                                      14,175,048
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Euronet Worldwide, Inc. 1                            160,100           4,737,359
--------------------------------------------------------------------------------
                                                                       4,737,359
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 4.0%
First Horizon Pharmaceutical Corp. 1                 388,350           7,716,514
NitroMed, Inc. 1                                     355,400           6,397,200
Salix Pharmaceuticals Ltd. 1                         268,760           5,711,150
--------------------------------------------------------------------------------
                                                                      19,824,864
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.0%
Sonic Solutions 1                                    226,200           4,863,300
--------------------------------------------------------------------------------
                                                                       4,863,300
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.6%
Haemonetics Corp. 1                                  111,200           5,285,336
Illumina, Inc. 1                                     219,454           2,811,206
--------------------------------------------------------------------------------
                                                                       8,096,542
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 4.0%
Genesis Microchip, Inc. 1                            184,140           4,041,873
O2Micro International Ltd. 1                         296,100           4,660,614

See notes to Schedule of Investments on page 26.


1  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
PortalPlayer, Inc. 1                                 203,870        $  5,592,154
SiRF Technology Holdings, Inc. 1                     136,320           4,107,322
Volterra Semiconductor Corp. 1                       128,800           1,580,376
--------------------------------------------------------------------------------
                                                                      19,982,339
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.9%
Reliant Energy, Inc. 1                               292,000           4,508,480
--------------------------------------------------------------------------------
                                                                       4,508,480
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.0%
Gaylord Entertainment Co. 1                          106,040           5,052,806
Imax Corp. 1                                         463,600           4,835,348
--------------------------------------------------------------------------------
                                                                       9,888,154
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.1%
Portfolio Recovery Associates, Inc. 1                124,500           5,375,910
--------------------------------------------------------------------------------
                                                                       5,375,910
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2  .2%
Digital Insight Corp. 1                              267,400           6,968,444
TNS, Inc. 1                                          152,300           3,693,275
--------------------------------------------------------------------------------
                                                                      10,661,719
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 0.9%
Bankrate, Inc. 1                                     161,100           4,418,973
--------------------------------------------------------------------------------
                                                                       4,418,973
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.9%
Hythiam Inc. 1                                       438,350           2,901,877
Radiation Therapy Services, Inc. 1                    45,879           1,461,705
--------------------------------------------------------------------------------
                                                                       4,363,582
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 3.3%
Centene Corp. 1                                      128,220           3,209,347
Cerner Corp. 1                                        45,300           3,937,929
Eclipsys Corp. 1                                     231,200           4,124,608
WellCare Health Plans, Inc. 1                        134,000           4,964,700
--------------------------------------------------------------------------------
                                                                      16,236,584
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.3%
Matria Healthcare, Inc. 1                            167,200           6,311,800
--------------------------------------------------------------------------------
                                                                       6,311,800
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.9%
KMG America Corp. 1                                  553,670           4,429,360
--------------------------------------------------------------------------------
                                                                       4,429,360
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Affiliated Managers Group, Inc. 1                     68,860        $  4,986,841
--------------------------------------------------------------------------------
                                                                       4,986,841
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.0%
Hornbeck Offshore Services, Inc. 1                    97,700           3,578,751
Hydril 1                                              85,120           5,842,637
National-Oilwell Varco, Inc. 1                        80,010           5,264,658
--------------------------------------------------------------------------------
                                                                      14,686,046
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.0%
Encore Medical Corp. 1                               904,726           4,252,212
Inverness Medical Innovations, Inc. 1                150,000           3,979,500
SonoSite, Inc. 1                                      15,994             474,702
Syneron Medical Ltd. 1                               170,000           6,211,800
--------------------------------------------------------------------------------
                                                                      14,918,214
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.3%
Magellan Health Services, Inc. 1                     141,200           4,963,180
Option Care, Inc.                                    428,300           6,270,312
--------------------------------------------------------------------------------
                                                                      11,233,492
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.4%
Ceradyne, Inc. 1                                     191,600           7,027,888
--------------------------------------------------------------------------------
                                                                       7,027,888
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 3.9%
Carrizo Oil & Gas, Inc. 1                            133,960           3,925,028
Pioneer Drilling Co. 1                               301,800           5,891,136
Todco, Class A                                       147,000           6,131,370
Warren Resources, Inc. 1                             197,000           3,299,750
--------------------------------------------------------------------------------
                                                                      19,247,284
--------------------------------------------------------------------------------

OIL - INTEGRATED DOMESTIC -- 1.0%
GMX Resources, Inc. 1                                 35,000             919,450
KCS Energy, Inc. 1                                   153,126           4,215,559
--------------------------------------------------------------------------------
                                                                       5,135,009
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.3%
Entegris, Inc. 1                                     564,650           6,380,545
--------------------------------------------------------------------------------
                                                                       6,380,545
--------------------------------------------------------------------------------

REAL ESTATE -- 2.1%
HouseValues, Inc. 1                                  366,900           5,246,670
Thomas Properties Group, Inc.                        399,800           5,201,398
--------------------------------------------------------------------------------
                                                                      10,448,068
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
KKR Financial Corp.                                  218,860           4,867,446
--------------------------------------------------------------------------------
                                                                       4,867,446
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


2  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
RETAIL -- 3.6%
Design Within Reach, Inc. 1                          456,601        $  4,123,107
GSI Commerce, Inc. 1                                 457,300           9,100,270
Jos. A. Bank Clothiers, Inc. 1                       107,110           4,629,294
--------------------------------------------------------------------------------
                                                                      17,852,671
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 4.1%
GFI Group, Inc. 1                                    112,500           4,631,625
Investment Technology Group, Inc. 1                  152,800           4,522,880
MarketAxess Holdings, Inc. 1                         421,028           5,725,981
optionsXpress Holdings, Inc.                         293,100           5,580,624
--------------------------------------------------------------------------------
                                                                      20,461,110
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.5%
AMN Healthcare Services, Inc. 1                      474,550           7,341,289
Chemed Corp.                                         109,100           4,728,394
Labor Ready, Inc. 1                                  221,560           5,683,014
Navigant Consulting, Inc. 1                          233,700           4,477,692
--------------------------------------------------------------------------------
                                                                      22,230,389
--------------------------------------------------------------------------------

STEEL -- 0.8%
Chaparral Steel 1                                    152,116           3,836,366
--------------------------------------------------------------------------------
                                                                       3,836,366
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.0%
Polo Ralph Lauren Corp.                              100,200           5,040,060
--------------------------------------------------------------------------------
                                                                       5,040,060
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.8%
Alamosa Holdings, Inc. 1                             255,558           4,372,597
Nextel Partners, Inc., Class A 1                     171,600           4,307,160
--------------------------------------------------------------------------------
                                                                       8,679,757
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $398,401,704)                              485,257,165
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        182,690

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $134,393)                                  182,690
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
PNC Bank Money Market Account 9                                        7,702,832

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,702,832)                         7,702,832
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                                             Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9% (Cost $406,238,929)                       493,142,687
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.1%                                                309,403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $493,452,090
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


3  |

SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.6%

ADVERTISING AGENCIES -- 3.7%
aQuantive, Inc. 1                                    433,830       $   8,732,998
Greenfield Online, Inc. 1                            226,316           1,231,159
Marchex, Inc., Class B 1                             386,550           6,401,268
ValueClick, Inc. 1                                 1,148,707          19,631,404
--------------------------------------------------------------------------------
                                                                      35,996,829
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.8%
Boston Private Financial Holdings, Inc.              447,465          11,875,721
PrivateBancorp, Inc.                                 229,874           7,880,081
SVB Financial Group 1                                161,730           7,866,547
--------------------------------------------------------------------------------
                                                                      27,622,349
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 0.2%
Peet's Coffee & Tea, Inc. 1                           70,260           2,151,361
--------------------------------------------------------------------------------
                                                                       2,151,361
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 4.6%
Alexion Pharmaceuticals, Inc. 1                      379,130          10,494,318
Angiotech Pharmaceuticals, Inc. 1                    593,760           8,324,515
Discovery Laboratories, Inc. 1                       493,844           3,185,294
Keryx Biopharmaceuticals, Inc. 1                     327,470           5,160,927
Nabi Biopharmaceuticals 1                            529,540           6,936,974
Rigel Pharmaceuticals, Inc. 1                        490,875          11,668,099
--------------------------------------------------------------------------------
                                                                      45,770,127
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.7%
Scientific Games Corp., Class A 1                    234,300           7,263,300
Station Casinos, Inc.                                140,870           9,348,133
--------------------------------------------------------------------------------
                                                                      16,611,433
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 0.2%
Linktone Ltd., ADR 1,3                               163,800           1,788,696
--------------------------------------------------------------------------------
                                                                       1,788,696
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 5.8%
AudioCodes Ltd. 1                                    775,578           8,539,114
Ixia 1                                               459,637           6,761,260
j2 Global Communications, Inc. 1                     303,600          12,271,512
NICE Systems Ltd., ADR 1,3                           112,610           5,087,720
Redback Networks, Inc. 1                             624,830           6,198,314
TALX Corp.                                           165,572           5,429,106
WebEx Communications, Inc. 1                         514,620          12,613,336
--------------------------------------------------------------------------------
                                                                      56,900,362
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 12.2%
Blackboard, Inc. 1                                    88,680           2,217,887
CACI International, Inc., Class A 1                  113,990           6,907,794

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Digital River, Inc. 1                                193,530       $   6,744,520
eCollege.com, Inc. 1                                 170,900           2,539,574
Epicor Software Corp. 1                              459,910           5,978,830
Equinix, Inc. 1                                      179,950           7,494,918
Hyperion Solutions Corp. 1                           184,730           8,987,115
Informatica Corp. 1                                  497,360           5,978,267
Mercury Computer Systems, Inc. 1                     198,161           5,201,726
Merge Technologies, Inc. 1                           348,139           5,949,696
MICROS Systems, Inc. 1                               113,798           4,978,663
MicroStrategy, Inc., Class A 1                       131,563           9,247,563
Openwave Systems, Inc. 1                             302,093           5,431,632
Optimal Group, Inc., Class A 1                       194,250           4,017,090
Quest Software, Inc. 1                               611,780           9,219,525
Salesforce.com, Inc. 1                               133,240           3,080,509
SRA International, Inc., Class A 1                    88,480           3,139,270
Taleo Corp., Class A 1                               296,790           4,006,665
The Ultimate Software Group, Inc. 1                  167,344           3,082,476
Tom Online, Inc., ADR 1,3                            173,400           3,415,980
Wind River Systems, Inc. 1                           436,208           5,640,169
Witness Systems, Inc. 1                              342,772           7,160,507
--------------------------------------------------------------------------------
                                                                     120,420,376
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.4%
Advanced Analogic Technologies, Inc. 1                64,470             721,419
Emulex Corp. 1                                       346,660           7,005,999
M-Systems Flash Disk Pioneers Ltd. 1                 855,345          25,591,922
--------------------------------------------------------------------------------
                                                                      33,319,340
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 4.1%
CNET Networks, Inc. 1                                404,360           5,487,165
InfoSpace, Inc. 1                                    166,421           3,972,470
JAMDAT Mobile, Inc. 1                                385,437           8,094,177
Lifeline Systems, Inc. 1                             318,475          10,646,619
Netflix, Inc. 1                                      212,990           5,535,610
WebSideStory, Inc. 1                                 355,304           6,295,987
--------------------------------------------------------------------------------
                                                                      40,032,028
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.5%
Euronet Worldwide, Inc. 1                            318,690           9,430,037
Huron Consulting Group, Inc. 1                       214,504           5,752,997
--------------------------------------------------------------------------------
                                                                      15,183,034
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 0.8%
Armor Holdings, Inc. 1                               187,730           8,074,267
--------------------------------------------------------------------------------
                                                                       8,074,267
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


4  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS -- 3.6%
AtheroGenics, Inc. 1                                 450,680       $   7,224,400
CV Therapeutics, Inc. 1                              147,020           3,932,785
First Horizon Pharmaceutical Corp. 1                 300,534           5,971,611
NitroMed, Inc. 1                                     419,030           7,542,540
Salix Pharmaceuticals Ltd. 1                         529,809          11,258,441
--------------------------------------------------------------------------------
                                                                      35,929,777
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 3.0%
Bright Horizons Family Solutions, Inc. 1             434,036          16,666,983
Universal Technical Institute, Inc. 1                355,020          12,642,262
--------------------------------------------------------------------------------
                                                                      29,309,245
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.2%
eResearch Technology, Inc. 1                         456,670           6,480,148
Hologic, Inc. 1                                       99,392           5,739,888
Illumina, Inc. 1                                     444,700           5,696,607
IntraLase Corp. 1                                    258,830           3,807,389
--------------------------------------------------------------------------------
                                                                      21,724,032
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.8%
Cree, Inc. 1                                         292,200           7,310,844
Netlogic Microsystems, Inc. 1                        292,316           6,311,102
O2Micro International Ltd. 1                         833,693          13,122,328
PortalPlayer, Inc. 1                                 161,600           4,432,688
PowerDsine Ltd. 1                                    434,830           4,791,827
SiRF Technology Holdings, Inc. 1                     259,410           7,816,023
Tessera Technologies, Inc. 1                         186,020           5,563,858
Virage Logic Corp. 1                                 654,930           5,075,708
Volterra Semiconductor Corp. 1                       180,583           2,215,753
--------------------------------------------------------------------------------
                                                                      56,640,131
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 0.9%
DRS Technologies, Inc.                               184,110           9,087,670
--------------------------------------------------------------------------------
                                                                       9,087,670
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.7%
Reliant Energy, Inc. 1                               451,520           6,971,469
--------------------------------------------------------------------------------
                                                                       6,971,469
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.9%
Portfolio Recovery Associates, Inc. 1                202,710           8,753,018
--------------------------------------------------------------------------------
                                                                       8,753,018
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.7%
Global Payments, Inc.                                 87,840           6,826,925
--------------------------------------------------------------------------------
                                                                       6,826,925
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES -- 0.5%
Bankrate, Inc. 1                                     183,520       $   5,033,954
--------------------------------------------------------------------------------
                                                                       5,033,954
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.2%
American Healthways, Inc. 1                          132,682           5,625,717
Radiation Therapy Services, Inc. 1                   215,035           6,851,015
United Surgical Partners International, Inc. 1       235,630           9,215,489
--------------------------------------------------------------------------------
                                                                      21,692,221
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.1%
Allscripts Healthcare Soulutions, Inc. 1              56,397           1,016,274
Centene Corp. 1                                      244,950           6,131,099
Vital Images, Inc. 1                                 137,513           3,061,039
WebMD Health Corp., Class A 1                          6,800             167,613
--------------------------------------------------------------------------------
                                                                      10,376,025
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.1%
Matria Healthcare, Inc. 1                            298,045          11,251,199
--------------------------------------------------------------------------------
                                                                      11,251,199
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 0.8%
Four Seasons Hotels, Inc.                            137,480           7,891,352
--------------------------------------------------------------------------------
                                                                       7,891,352
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.8%
Tower Group, Inc.                                    540,940           8,179,013
--------------------------------------------------------------------------------
                                                                       8,179,013
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Affiliated Managers Group, Inc. 1                    131,030           9,489,193
--------------------------------------------------------------------------------
                                                                       9,489,193
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.4%
Grant Prideco, Inc. 1                                321,470          13,067,756
Hydril 1                                             126,250           8,665,800
Patterson-UTI Energy, Inc.                           337,840          12,189,267
--------------------------------------------------------------------------------
                                                                      33,922,823
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.4%
I-Flow Corp. 1                                       540,295           7,407,445
IRIS International, Inc. 1                            97,173           1,791,870
Kyphon, Inc. 1                                        48,680           2,138,999
LifeCell Corp. 1                                     299,610           6,480,564
NuVasive, Inc. 1                                     232,188           4,351,203
SonoSite, Inc. 1                                      64,684           1,919,821
Symmetry Medical, Inc. 1                             248,700           5,894,190
Syneron Medical Ltd. 1                               246,006           8,989,059
Ventana Medical Systems, Inc. 1                      126,220           4,805,196
--------------------------------------------------------------------------------
                                                                      43,778,347
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


5  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
MEDICAL SERVICES -- 1.7%
Magellan Health Services, Inc. 1                     179,236       $   6,300,145
Option Care, Inc.                                    686,314          10,047,637
--------------------------------------------------------------------------------
                                                                      16,347,782
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.7%
Ceradyne, Inc. 1                                     188,860           6,927,385
--------------------------------------------------------------------------------
                                                                       6,927,385
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.1%
Herman Miller, Inc.                                   18,218             552,005
--------------------------------------------------------------------------------
                                                                         552,005
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.8%
Bill Barrett Corp. 1                                  85,190           3,136,696
Denbury Resources, Inc. 1                            159,060           8,022,987
Unit Corp. 1                                         293,430          16,220,810
--------------------------------------------------------------------------------
                                                                      27,380,493
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.0%
VistaPrint Ltd. 1                                     15,850             241,712
--------------------------------------------------------------------------------
                                                                         241,712
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.1%
Credence Systems Corp. 1                             780,900           6,231,582
Photon Dynamics, Inc. 1                              410,800           7,866,820
Ultratech, Inc. 1                                    432,870           6,748,443
--------------------------------------------------------------------------------
                                                                      20,846,845
--------------------------------------------------------------------------------

RESTAURANTS -- 2.6%
California Pizza Kitchen, Inc. 1                     484,890          14,178,184
P.F. Chang's China Bistro, Inc. 1                    107,465           4,817,656
Texas Roadhouse, Inc., Class A 1                     460,666           6,863,923
--------------------------------------------------------------------------------
                                                                      25,859,763
--------------------------------------------------------------------------------

RETAIL -- 5.3%
Bebe Stores, Inc.                                    377,769           6,610,958
Central Garden & Pet Co. 1                            97,920           4,430,880
Coldwater Creek, Inc. 1                              256,250           6,462,625
GSI Commerce, Inc. 1                                 515,521          10,258,868
Hibbett Sporting Goods, Inc. 1                       318,456           7,085,635
United Natural Foods, Inc. 1                         196,140           6,935,510
Volcom, Inc. 1                                        86,917           2,434,545
Zumiez, Inc. 1                                       235,707           7,691,119
--------------------------------------------------------------------------------
                                                                      51,910,140
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.3%
GFI Group, Inc. 1                                    173,860           7,157,816
Investment Technology Group, Inc. 1                   89,900           2,661,040

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES (CONTINUED)
ZipRealty, Inc. 1                                    239,992       $   3,057,498
--------------------------------------------------------------------------------
                                                                      12,876,354
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.8%
AMN Healthcare Services, Inc. 1                      669,250          10,353,298
Chemed Corp.                                         158,610           6,874,157
CRA International, Inc. 1                            130,300           5,432,207
MPS Group, Inc. 1                                    205,860           2,429,148
Navigant Consulting, Inc. 1                          368,690           7,064,100
Resources Connection, Inc. 1                         216,231           6,406,925
The Advisory Board Co. 1                             165,400           8,607,416
--------------------------------------------------------------------------------
                                                                      47,167,251
--------------------------------------------------------------------------------

SHIPPING -- 1.1%
UTI Worldwide, Inc.                                  139,642          10,850,183
--------------------------------------------------------------------------------
                                                                      10,850,183
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $749,935,425)                              951,686,509
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        349,624
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $244,087)                                  349,624
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.1%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           29,940,978
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $29,940,978)                       29,940,978
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (Cost $780,120,490)                       981,977,111
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.3%                                              3,075,438
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 985,052,549
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


6  |

SCHEDULE OF INVESTMENTS -- RS GROWTH FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%

AEROSPACE -- 2.3%
Northrop Grumman Corp.                              42,000       $    2,282,700
United Technologies Corp.                           48,000            2,488,320
--------------------------------------------------------------------------------
                                                                      4,771,020
--------------------------------------------------------------------------------

AUTO PARTS - ORIGINAL EQUIPMENT -- 0.7%
Autoliv, Inc.                                       35,000            1,522,500
--------------------------------------------------------------------------------
                                                                      1,522,500
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.2%
Hibernia Corp., Class A                             70,000            2,102,800
UnionBanCal Corp.                                   36,000            2,509,920
--------------------------------------------------------------------------------
                                                                      4,612,720
--------------------------------------------------------------------------------

BEVERAGE - DISTILLERS -- 0.9%
Brown-Forman Corp.                                  32,000            1,905,280
--------------------------------------------------------------------------------
                                                                      1,905,280
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 4.7%
Amgen, Inc. 1                                       36,300            2,892,021
Baxter International, Inc.                          60,000            2,392,200
Biogen Idec, Inc. 1                                 53,000            2,092,440
Genzyme Corp. 1                                     35,000            2,507,400
--------------------------------------------------------------------------------
                                                                      9,884,061
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 1.2%
Liberty Global, Inc., Series C 1                   100,000            2,575,000
--------------------------------------------------------------------------------
                                                                      2,575,000
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.6%
Harrah's Entertainment, Inc.                        69,600            4,537,224
International Game Technology                      110,250            2,976,750
--------------------------------------------------------------------------------
                                                                      7,513,974
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.4%
Discovery Holding Co., Class A 1                   200,000            2,888,000
--------------------------------------------------------------------------------
                                                                      2,888,000
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 3.7%
Comverse Technology, Inc. 1                        100,000            2,627,000
Motorola, Inc.                                     115,000            2,540,350
QUALCOMM, Inc.                                      60,000            2,685,000
--------------------------------------------------------------------------------
                                                                      7,852,350
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.7%
Cognos, Inc. 1                                      67,500            2,627,775
Microsoft Corp.                                    120,000            3,087,600
Symantec Corp. 1                                   184,000            4,169,440
--------------------------------------------------------------------------------
                                                                      9,884,815
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.5%
Hewlett-Packard Co.                                 85,000       $    2,482,000
SanDisk Corp. 1                                     58,000            2,798,500
--------------------------------------------------------------------------------
                                                                      5,280,500
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.0%
Google, Inc., Class A 1                              7,000            2,215,220
--------------------------------------------------------------------------------
                                                                      2,215,220
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.3%
The Gillette Co.                                    46,000            2,677,200
--------------------------------------------------------------------------------
                                                                      2,677,200
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.5%
Morgan Stanley                                      57,500            3,101,550
--------------------------------------------------------------------------------
                                                                      3,101,550
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.6%
Ashland, Inc.                                       60,000            3,314,400
--------------------------------------------------------------------------------
                                                                      3,314,400
--------------------------------------------------------------------------------

DRUG & GROCERY STORE CHAINS -- 1.0%
Walgreen Co.                                        50,000            2,172,500
--------------------------------------------------------------------------------
                                                                      2,172,500
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 8.5%
Cardinal Health, Inc.                               40,000            2,537,600
Eli Lilly & Co.                                     50,000            2,676,000
Forest Laboratories, Inc. 1                         68,500            2,669,445
Johnson & Johnson                                   30,000            1,898,400
MedImmune, Inc. 1                                   85,000            2,860,250
Schering Plough Corp.                              115,000            2,420,750
Shire Pharmaceuticals Group PLC, ADR 3              75,900            2,807,541
--------------------------------------------------------------------------------
                                                                     17,869,986
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.5%
Advanced Medical Optics, Inc. 1                     68,000            2,580,600
Medtronic, Inc.                                     50,000            2,681,000
--------------------------------------------------------------------------------
                                                                      5,261,600
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 6.4%
Advanced Micro Devices, Inc. 1                     150,000            3,780,000
Linear Technology Corp.                             52,000            1,954,680
Marvell Technology Group Ltd. 1                     64,000            2,951,040
National Semiconductor Corp.                        85,000            2,235,500
Texas Instruments, Inc.                             80,000            2,712,000
--------------------------------------------------------------------------------
                                                                     13,633,220
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.2%
Pixar 1                                             55,900            2,488,109
--------------------------------------------------------------------------------
                                                                      2,488,109
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


7  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
FINANCE - SMALL LOANS -- 1.1%
SLM Corp.                                           45,000       $    2,413,800
--------------------------------------------------------------------------------
                                                                      2,413,800
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.1%
First Data Corp.                                    59,000            2,360,000
--------------------------------------------------------------------------------
                                                                      2,360,000
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.2%
Caremark Rx, Inc. 1                                 50,000            2,496,500
--------------------------------------------------------------------------------
                                                                      2,496,500
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.2%
Express Scripts, Inc. 1                             40,000            2,488,000
--------------------------------------------------------------------------------
                                                                      2,488,000
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 3.9%
Assurant, Inc.                                      72,700            2,766,962
CIGNA Corp.                                         20,000            2,357,200
Genworth Financial, Inc., Class A                   95,000            3,062,800
--------------------------------------------------------------------------------
                                                                      8,186,962
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.1%
Refco, Inc. 1                                       84,000            2,374,680
--------------------------------------------------------------------------------
                                                                      2,374,680
--------------------------------------------------------------------------------

JEWELRY, WATCHES & GEMSTONES -- 1.1%
Tiffany & Co.                                       60,000            2,386,200
--------------------------------------------------------------------------------
                                                                      2,386,200
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.8%
BJ Services Co.                                     94,000            3,383,060
Cooper Cameron Corp. 1                              38,000            2,809,340
Noble Corp.                                         27,500            1,882,650
--------------------------------------------------------------------------------
                                                                      8,075,050
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.1%
Bausch & Lomb, Inc.                                 37,900            3,057,772
Zimmer Holdings, Inc. 1                             51,700            3,561,613
--------------------------------------------------------------------------------
                                                                      6,619,385
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 1.1%
BHP Billiton Ltd., ADR 3                            66,000            2,255,880
--------------------------------------------------------------------------------
                                                                      2,255,880
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 3.0%
ABB Ltd., ADR 1,3                                  357,500            2,631,200
General Electric Co.                                40,000            1,346,800
Honeywell International Inc.                        65,000            2,437,500
--------------------------------------------------------------------------------
                                                                      6,415,500
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
OIL - CRUDE PRODUCERS -- 6.1%
Chesapeake Energy Corp.                             95,000       $    3,633,750
EnCana Corp., ADR 3                                 43,000            2,507,330
Ultra Petroleum Corp. 1                             64,000            3,640,320
XTO Energy, Inc.                                    70,000            3,172,400
--------------------------------------------------------------------------------
                                                                     12,953,800
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 2.2%
Imperial Oil Ltd.                                   17,000            1,956,020
Marathon Oil Corp.                                  22,000            1,516,460
Suncor Energy, Inc.                                 19,000            1,150,070
--------------------------------------------------------------------------------
                                                                      4,622,550
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
KLA-Tencor Corp.                                    36,550            1,782,178
--------------------------------------------------------------------------------
                                                                      1,782,178
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.4%
XM Satellite Radio Holdings, Inc., Class A 1        80,000            2,872,800
--------------------------------------------------------------------------------
                                                                      2,872,800
--------------------------------------------------------------------------------

RETAIL -- 6.3%
Abercrombie & Fitch Co., Class A                    70,400            3,509,440
Bed Bath & Beyond, Inc. 1                           59,900            2,406,782
J.C. Penney Company, Inc.                           48,600            2,304,612
Lowe's Cos., Inc.                                   43,000            2,769,200
Target Corp.                                        45,000            2,336,850
--------------------------------------------------------------------------------
                                                                     13,326,884
--------------------------------------------------------------------------------

STEEL -- 1.1%
Nucor Corp.                                         38,000            2,241,620
--------------------------------------------------------------------------------
                                                                      2,241,620
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.0%
Coach, Inc. 1                                       70,000            2,195,200
--------------------------------------------------------------------------------
                                                                      2,195,200
--------------------------------------------------------------------------------

TOBACCO -- 1.4%
Altria Group, Inc.                                  41,000            3,022,110
--------------------------------------------------------------------------------
                                                                      3,022,110
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 1.2%
Dominion Resources, Inc.                            30,000            2,584,200
--------------------------------------------------------------------------------
                                                                      2,584,200
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 2.7%
America Movil S.A. de C.V., Series L, ADR 3        106,000            2,789,920
Sprint Nextel Corp.                                120,412            2,863,397
--------------------------------------------------------------------------------
                                                                      5,653,317
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $175,908,070)                             208,750,621
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


8  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                                            Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                $       48,379

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $34,452)                                   48,379
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.1%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           4,397,087

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,397,087)                        4,397,087
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9% (Cost $180,339,609)                     213,196,087
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.9)%                                     (1,947,529)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  211,248,558
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


9  |

SCHEDULE OF INVESTMENTS -- THE INFORMATION AGE FUND(R)
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%

ADVERTISING AGENCIES -- 4.6%
Marchex, Inc., Class B 1                            74,490       $    1,233,554
ValueClick, Inc. 1                                 175,190            2,993,997
--------------------------------------------------------------------------------
                                                                      4,227,551
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 5.6%
AudioCodes Ltd. 1                                   93,560            1,030,096
Redback Networks, Inc. 1                           145,170            1,440,086
WebEx Communications, Inc. 1                       110,760            2,714,728
--------------------------------------------------------------------------------
                                                                      5,184,910
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 34.4%
Akamai Technologies, Inc. 1                        119,660            1,908,577
Blackboard, Inc. 1                                  60,947            1,524,284
CACI International, Inc., Class A 1                 22,460            1,361,076
Cognos, Inc. 1                                      38,930            1,515,545
Digital River, Inc. 1                               39,940            1,391,909
Digitas, Inc. 1                                    184,190            2,092,398
eCollege.com, Inc. 1                                34,600              514,156
Epicor Software Corp. 1                            177,070            2,301,910
Hyperion Solutions Corp. 1                          28,390            1,381,173
Informatica Corp. 1                                152,340            1,831,127
ManTech International Corp., Class A 1              49,040            1,295,146
MICROS Systems, Inc. 1                              28,410            1,242,938
Openwave Systems, Inc. 1                           111,430            2,003,511
PDF Solutions, Inc. 1                              119,451            1,982,887
Quest Software, Inc. 1                             121,580            1,832,211
Salesforce.com, Inc. 1                              77,440            1,790,413
SRA International, Inc., Class A 1                  41,970            1,489,096
Taleo Corp., Class A 1                              18,250              246,375
Wind River Systems, Inc. 1                         143,800            1,859,334
Witness Systems, Inc. 1                            100,362            2,096,562
--------------------------------------------------------------------------------
                                                                     31,660,628
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 6.3%
M-Systems Flash Disk Pioneers Ltd. 1               194,640            5,823,629
--------------------------------------------------------------------------------
                                                                      5,823,629
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 12.1%
Google, Inc., Class A 1                             11,680            3,696,253
InfoSpace, Inc. 1                                   80,070            1,911,271
JAMDAT Mobile, Inc. 1                               84,000            1,764,000
WebSideStory, Inc. 1                                71,580            1,268,397
Yahoo! Inc. 1                                       73,508            2,487,511
--------------------------------------------------------------------------------
                                                                     11,127,432
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 3.0%
Sonic Solutions 1                                  129,580       $    2,785,970
--------------------------------------------------------------------------------
                                                                      2,785,970
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 17.7%
Broadcom Corp., Class A 1                           88,130            4,134,178
Genesis Microchip, Inc. 1                           13,300              291,935
Ikanos Communications, Inc. 1                        1,400               17,206
Marvell Technology Group Ltd. 1                     34,660            1,598,173
O2Micro International Ltd. 1                       254,710            4,009,135
PLX Technology, Inc. 1                             227,990            1,901,437
PowerDsine Ltd. 1                                   99,790            1,099,686
SiRF Technology Holdings, Inc. 1                    26,910              810,798
Virage Logic Corp. 1                               201,780            1,563,795
Volterra Semiconductor Corp. 1                      67,410              827,121
--------------------------------------------------------------------------------
                                                                     16,253,464
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.0%
WebMD Health Corp., Class A 1                          600               14,789
--------------------------------------------------------------------------------
                                                                         14,789
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.0%
VistaPrint Ltd. 1                                    1,500               22,875
--------------------------------------------------------------------------------
                                                                         22,875
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 7.8%
Credence Systems Corp. 1                           265,520            2,118,850
EMCORE Corp. 1                                     168,460            1,030,975
Photon Dynamics, Inc. 1                            111,490            2,135,033
Ultratech, Inc. 1                                  120,740            1,882,337
--------------------------------------------------------------------------------
                                                                      7,167,195
--------------------------------------------------------------------------------

RETAIL -- 1.9%
Amazon.com, Inc. 1                                  15,770              714,381
GSI Commerce, Inc. 1                                53,119            1,057,068
--------------------------------------------------------------------------------
                                                                      1,771,449
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.7%
ZipRealty, Inc. 1                                  119,700            1,524,978
--------------------------------------------------------------------------------
                                                                      1,524,978
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 2.1%
Expedia, Inc. 1                                     38,161              755,970
Monster Worldwide, Inc. 1                           38,740            1,189,705
--------------------------------------------------------------------------------
                                                                      1,945,675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $68,127,975)                               89,510,545
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


10  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                                            Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                $       29,172
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $22,169)                                   29,172
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.0%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           3,642,592
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,642,592)                        3,642,592
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.2% (Cost $71,792,736)                       93,182,309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.2)%                                     (1,073,938)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $   92,108,371
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


11  |

SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R)
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.8%

ADVERTISING AGENCIES -- 12.7%
aQuantive, Inc. 1                                   99,710       $    2,007,162
Marchex, Inc., Class B 1                           153,040            2,534,342
ValueClick, Inc. 1                                 334,852            5,722,614
--------------------------------------------------------------------------------
                                                                     10,264,118
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 1.1%
Aptimus, Inc. 1                                     62,330              869,504
--------------------------------------------------------------------------------
                                                                        869,504
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 2.5%
Linktone Ltd., ADR 1,3                             186,940            2,041,385
--------------------------------------------------------------------------------
                                                                      2,041,385
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 3.2%
AudioCodes Ltd. 1                                   85,660              943,117
WebEx Communications, Inc. 1                        66,030            1,618,395
--------------------------------------------------------------------------------
                                                                      2,561,512
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 25.0%
Blackboard, Inc. 1                                  52,530            1,313,775
Digital River, Inc. 1                               81,850            2,852,473
Digitas, Inc. 1                                    234,260            2,661,194
eCollege.com, Inc. 1                                42,050              624,863
Epicor Software Corp. 1                             31,530              409,890
MICROS Systems, Inc. 1                              25,020            1,094,625
Openwave Systems, Inc. 1                            98,180            1,765,276
Optimal Group, Inc., Class A 1                     101,910            2,107,499
PDF Solutions, Inc. 1                              104,640            1,737,024
Salesforce.com, Inc. 1                              70,870            1,638,514
Taleo Corp., Class A 1                              16,050              216,675
Wind River Systems, Inc. 1                         134,530            1,739,473
Witness Systems, Inc. 1                             95,880            2,002,933
--------------------------------------------------------------------------------
                                                                     20,164,214
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 7.9%
M-Systems Flash Disk Pioneers Ltd. 1               156,870            4,693,550
Rackable Systems, Inc. 1                            85,860            1,129,918
Trident Microsystems, Inc. 1                        17,740              564,309
--------------------------------------------------------------------------------
                                                                      6,387,777
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 22.4%
CNET Networks, Inc. 1                              129,620            1,758,944
Google, Inc., Class A 1                             14,440            4,569,683
InfoSpace, Inc. 1                                  105,580            2,520,195
JAMDAT Mobile, Inc. 1                              129,100            2,711,100
Netflix, Inc. 1                                     71,980            1,870,760

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS (CONTINUED)
VeriSign, Inc. 1                                    22,720       $      485,526
WebSideStory, Inc. 1                                60,270            1,067,984
Yahoo! Inc. 1                                       91,260            3,088,238
--------------------------------------------------------------------------------
                                                                     18,072,430
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 2.2%
Sonic Solutions 1                                   83,770            1,801,055
--------------------------------------------------------------------------------
                                                                      1,801,055
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.9%
Ikanos Communications, Inc. 1                        1,250               15,363
Netlogic Microsystems, Inc. 1                       49,970            1,078,852
O2Micro International Ltd. 1                       150,920            2,375,481
PLX Technology, Inc. 1                             153,960            1,284,026
--------------------------------------------------------------------------------
                                                                      4,753,722
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 0.7%
Bankrate, Inc. 1                                    20,190              553,812
--------------------------------------------------------------------------------
                                                                        553,812
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.0%
WebMD Health Corp., Class A 1                          550               13,557
--------------------------------------------------------------------------------
                                                                         13,557
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.0%
VistaPrint Ltd. 1                                    1,300               19,825
--------------------------------------------------------------------------------
                                                                         19,825
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.9%
EMCORE Corp. 1                                     146,750              898,110
Photon Dynamics, Inc. 1                             74,540            1,427,441
--------------------------------------------------------------------------------
                                                                      2,325,551
--------------------------------------------------------------------------------

REAL ESTATE -- 2.1%
HouseValues, Inc. 1                                116,960            1,672,528
--------------------------------------------------------------------------------
                                                                      1,672,528
--------------------------------------------------------------------------------

RETAIL -- 5.2%
Amazon.com, Inc. 1                                  40,100            1,816,530
GSI Commerce, Inc. 1                               120,830            2,404,517
--------------------------------------------------------------------------------
                                                                      4,221,047
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 2.9%
ZipRealty, Inc. 1                                  180,800            2,303,392
--------------------------------------------------------------------------------
                                                                      2,303,392
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.1%
Expedia, Inc. 1                                     40,138              795,134

See notes to Schedule of Investments on page 26.


12  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
SERVICES - COMMERCIAL (CONTINUED)
Monster Worldwide, Inc. 1                           54,440       $    1,671,852
--------------------------------------------------------------------------------
                                                                      2,466,986
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $59,076,985)                               80,492,415
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        18,464
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $14,144)                                   18,464
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
  Shares 8                                                              981,981
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $981,981)                            981,981
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.0% (Cost $60,073,110)                       81,492,860
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.0)%                                       (814,491)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $   80,678,369
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


13  |

SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.4%

ADVERTISING AGENCIES -- 1.0%
ValueClick, Inc. 1                                 118,200       $    2,020,038
--------------------------------------------------------------------------------
                                                                      2,020,038
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.0%
SVB Financial Group 1                               44,000            2,140,160
Synovus Financial Corp.                             71,500            1,981,980
--------------------------------------------------------------------------------
                                                                      4,122,140
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.9%
Genzyme Corp. 1                                     31,000            2,220,840
IDEXX Laboratories, Inc. 1                          26,000            1,738,880
--------------------------------------------------------------------------------
                                                                      3,959,720
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.2%
Martin Marietta Materials, Inc.                     31,000            2,432,260
Vulcan Materials Co.                                30,000            2,226,300
--------------------------------------------------------------------------------
                                                                      4,658,560
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 5.1%
Harrah's Entertainment, Inc.                        53,600            3,494,184
International Game Technology                       99,750            2,693,250
Scientific Games Corp., Class A 1                   95,000            2,945,000
Station Casinos, Inc.                               25,000            1,659,000
--------------------------------------------------------------------------------
                                                                     10,791,434
--------------------------------------------------------------------------------

COAL -- 1.3%
Arch Coal, Inc.                                     40,000            2,700,000
--------------------------------------------------------------------------------
                                                                      2,700,000
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.0%
Gemstar-TV Guide International, Inc. 1             700,000            2,072,000
--------------------------------------------------------------------------------
                                                                      2,072,000
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 4.0%
ADC Telecommunications, Inc. 1                      91,000            2,080,260
Comverse Technology, Inc. 1                         85,850            2,255,279
McAfee, Inc. 1                                      70,000            2,199,400
Tellabs, Inc. 1                                    175,000            1,841,000
--------------------------------------------------------------------------------
                                                                      8,375,939
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.0%
Autodesk, Inc. 1                                    50,000            2,322,000
Business Objects S.A., ADR 1,3                      55,000            1,911,800
Cognos, Inc. 1                                      55,000            2,141,150
--------------------------------------------------------------------------------
                                                                      6,374,950
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY -- 2.2%
M-Systems Flash Disk Pioneers Ltd. 1                75,000       $    2,244,000
SanDisk Corp. 1                                     51,400            2,480,050
--------------------------------------------------------------------------------
                                                                      4,724,050
--------------------------------------------------------------------------------

CONSTRUCTION -- 0.8%
Chicago Bridge & Iron Company N. V., ADR 3          57,000            1,772,130
--------------------------------------------------------------------------------
                                                                      1,772,130
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 4.2%
Forest Laboratories, Inc. 1                         55,000            2,143,350
MedImmune, Inc. 1                                   69,000            2,321,850
Nektar Therapeutics 1                               86,600            1,467,870
Shire Pharmaceuticals Group PLC, ADR 3              76,400            2,826,036
--------------------------------------------------------------------------------
                                                                      8,759,106
--------------------------------------------------------------------------------

ELECTRONICS -- 2.0%
Avid Technology, Inc. 1                             99,800            4,131,720
--------------------------------------------------------------------------------
                                                                      4,131,720
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.2%
Advanced Medical Optics, Inc. 1                     65,000            2,466,750
--------------------------------------------------------------------------------
                                                                      2,466,750
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 8.1%
Advanced Micro Devices, Inc. 1                     125,000            3,150,000
Broadcom Corp., Class A 1                           60,000            2,814,600
Cree, Inc. 1                                       100,100            2,504,502
Cypress Semiconductor Corp. 1                      165,000            2,483,250
Linear Technology Corp.                             44,000            1,653,960
Marvell Technology Group Ltd. 1                     47,000            2,167,170
National Semiconductor Corp.                        85,000            2,235,500
--------------------------------------------------------------------------------
                                                                     17,008,982
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.8%
Reliant Energy, Inc. 1                             251,900            3,889,336
--------------------------------------------------------------------------------
                                                                      3,889,336
--------------------------------------------------------------------------------

FOODS -- 1.0%
Tyson Foods, Inc.                                  116,400            2,101,020
--------------------------------------------------------------------------------
                                                                      2,101,020
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.8%
Quest Diagnostics, Inc.                             35,000            1,768,900
--------------------------------------------------------------------------------
                                                                      1,768,900
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.3%
AMERIGROUP Corp. 1                                  66,000            1,261,920

See notes to Schedule of Investments on page 26.


14  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (CONTINUED)
WebMD Corp. 1                                      327,300       $    3,626,484
--------------------------------------------------------------------------------
                                                                      4,888,404
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.2%
Express Scripts, Inc. 1                             33,500            2,083,700
Medco Health Solutions, Inc. 1                      48,000            2,631,840
--------------------------------------------------------------------------------
                                                                      4,715,540
--------------------------------------------------------------------------------

HOMEBUILDING -- 0.9%
D.R. Horton, Inc.                                   52,000            1,883,440
--------------------------------------------------------------------------------
                                                                      1,883,440
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.0%
Hilton Hotels Corp.                                 92,500            2,064,600
--------------------------------------------------------------------------------
                                                                      2,064,600
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 4.0%
Aspen Insurance Holdings Ltd.                       73,000            2,157,150
Assurant, Inc.                                      43,600            1,659,416
CIGNA Corp.                                         17,000            2,003,620
Genworth Financial, Inc., Class A                   79,700            2,569,528
--------------------------------------------------------------------------------
                                                                      8,389,714
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 2.3%
Refco, Inc. 1                                      101,300            2,863,751
T. Rowe Price Group, Inc.                           32,000            2,089,600
--------------------------------------------------------------------------------
                                                                      4,953,351
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.6%
BJ Services Co.                                     83,000            2,987,170
Nabors Industries Ltd. 1                            29,000            2,083,070
National-Oilwell Varco, Inc. 1                      38,000            2,500,400
Pride International, Inc. 1                         73,000            2,081,230
--------------------------------------------------------------------------------
                                                                      9,651,870
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.1%
Bausch & Lomb, Inc.                                 29,300            2,363,924
C. R. Bard, Inc.                                    31,150            2,056,835
--------------------------------------------------------------------------------
                                                                      4,420,759
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.5%
Covance, Inc. 1                                     67,300            3,229,727
--------------------------------------------------------------------------------
                                                                      3,229,727
--------------------------------------------------------------------------------

METAL FABRICATING -- 0.9%
Commercial Metals Co.                               57,500            1,940,050
--------------------------------------------------------------------------------
                                                                      1,940,050
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
METALS & MINERALS - MISCELLANEOUS -- 1.0%
Cameco Corp.                                        40,000       $    2,140,000
--------------------------------------------------------------------------------
                                                                      2,140,000
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 2.2%
Fortune Brands, Inc.                                20,400            1,659,132
Walter Industries, Inc.                             63,000            3,081,960
--------------------------------------------------------------------------------
                                                                      4,741,092
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 4.4%
Cimarex Energy Co. 1                                48,000            2,175,840
Precision Drilling Corp. 1                          42,000            2,066,400
Ultra Petroleum Corp. 1                             50,000            2,844,000
XTO Energy, Inc.                                    50,000            2,266,000
--------------------------------------------------------------------------------
                                                                      9,352,240
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.7%
KLA-Tencor Corp.                                    29,770            1,451,585
Lam Research Corp. 1                                70,000            2,132,900
--------------------------------------------------------------------------------
                                                                      3,584,485
--------------------------------------------------------------------------------

PUBLISHING - MISCELLANEOUS -- 1.0%
Dex Media, Inc.                                     74,700            2,075,913
--------------------------------------------------------------------------------
                                                                      2,075,913
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.1%
XM Satellite Radio Holdings, Inc., Class A 1        65,000            2,334,150
--------------------------------------------------------------------------------
                                                                      2,334,150
--------------------------------------------------------------------------------

RESTAURANTS -- 0.7%
The Cheesecake Factory, Inc. 1                      45,000            1,405,800
--------------------------------------------------------------------------------
                                                                      1,405,800
--------------------------------------------------------------------------------

RETAIL -- 3.2%
Abercrombie & Fitch Co., Class A                    89,500            4,461,575
Bed Bath & Beyond, Inc. 1                           55,350            2,223,963
--------------------------------------------------------------------------------
                                                                      6,685,538
--------------------------------------------------------------------------------

SAVINGS & LOAN -- 0.8%
Sovereign Bancorp, Inc.                             78,700            1,734,548
--------------------------------------------------------------------------------
                                                                      1,734,548
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.2%
E*TRADE Financial Corp. 1                          143,300            2,522,080
--------------------------------------------------------------------------------
                                                                      2,522,080
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 1.0%
Monster Worldwide, Inc. 1                           67,000            2,057,570
--------------------------------------------------------------------------------
                                                                      2,057,570
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


15  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                Value
--------------------------------------------------------------------------------
SHIPPING -- 1.1%
UTI Worldwide, Inc.                                 30,000       $    2,331,000
--------------------------------------------------------------------------------
                                                                      2,331,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.1%
American Tower Corp., Class A 1                     90,000            2,245,500
--------------------------------------------------------------------------------
                                                                      2,245,500
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 2.0%
Coach, Inc. 1                                       55,000            1,724,800
Polo Ralph Lauren Corp.                             49,000            2,464,700
--------------------------------------------------------------------------------
                                                                      4,189,500
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 1.9%
Allegheny Energy, Inc. 1                            63,000            1,935,360
The AES Corp. 1                                    126,500            2,078,395
--------------------------------------------------------------------------------
                                                                      4,013,755
--------------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 3.4%
ONEOK, Inc.                                         65,000            2,211,300
Southwestern Energy Co. 1                           42,500            3,119,500
UGI Corp.                                           65,000            1,829,750
--------------------------------------------------------------------------------
                                                                      7,160,550
--------------------------------------------------------------------------------

UTILITIES - GAS PIPELINES -- 1.1%
The Williams Cos., Inc.                             94,000            2,354,700
--------------------------------------------------------------------------------
                                                                      2,354,700
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 2.1%
Alamosa Holdings, Inc. 1                           145,000            2,480,950
Nextel Partners, Inc., Class A 1                    80,000            2,008,000
--------------------------------------------------------------------------------
                                                                      4,488,950
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $169,006,743)                             203,251,601
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        30,799

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $22,989)                                   30,799
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.8%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
  Shares 8                                                            8,025,025

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,025,025)                        8,025,025
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                                            Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2% (COST $177,054,757)                     211,307,425
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.2)%                                       (521,523)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  210,785,902
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


16  |

SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                       Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.6%

ADVERTISING AGENCIES -- 2.9%
aQuantive, Inc. 1                                    63,500        $  1,278,255
Marchex, Inc., Class B 1                            174,510           2,889,886
ValueClick, Inc. 1                                  158,390           2,706,885
--------------------------------------------------------------------------------
                                                                      6,875,026
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.3%
Boston Private Financial Holdings, Inc.              74,890           1,987,581
PrivateBancorp, Inc.                                 75,030           2,572,028
Western Alliance Bancorp 1                           29,300             823,330
--------------------------------------------------------------------------------
                                                                      5,382,939
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.7%
Alexion Pharmaceuticals, Inc. 1                      54,700           1,514,096
Genomic Health, Inc. 1                               34,800             401,940
Rigel Pharmaceuticals, Inc. 1                        86,590           2,058,244
--------------------------------------------------------------------------------
                                                                      3,974,280
--------------------------------------------------------------------------------

BUILDING - MISCELLANEOUS -- 0.9%
Drew Industries, Inc. 1                              78,120           2,016,277
--------------------------------------------------------------------------------
                                                                      2,016,277
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.7%
Building Materials Holding Corp.                     16,780           1,563,728
--------------------------------------------------------------------------------
                                                                      1,563,728
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.6%
Century Casinos, Inc. 1                             264,100           1,877,751
Mikohn Gaming Corp. 1                               150,020           1,993,766
Scientific Games Corp., Class A 1                   149,550           4,636,050
--------------------------------------------------------------------------------
                                                                      8,507,567
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.4%
j2 Global Communications, Inc. 1                     84,830           3,428,829
RADVision Ltd. 1                                    155,530           2,126,095
--------------------------------------------------------------------------------
                                                                      5,554,924
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 16.1%
Bottomline Technologies, Inc. 1                     176,050           2,656,595
Concur Technologies, Inc. 1                          83,900           1,037,843
Digitas, Inc. 1                                     300,010           3,408,114
Epicor Software Corp. 1                             204,070           2,652,910
Equinix, Inc. 1                                      71,720           2,987,138
Keynote Systems, Inc. 1                             251,780           3,268,104
Mercury Computer Systems, Inc. 1                     91,000           2,388,750
Merge Technologies, Inc. 1                          141,350           2,415,672
Online Resources Corp. 1                            319,430           3,379,569
Openwave Systems, Inc. 1                             84,590           1,520,928

September 30, 2005 (unaudited)                       Shares               Value
--------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Optimal Group, Inc., Class A 1                      188,320        $  3,894,458
SafeNet, Inc. 1                                      78,140           2,837,263
Synplicity, Inc. 1                                  297,666           1,967,572
The Ultimate Software Group, Inc. 1                  42,000             773,640
Witness Systems, Inc. 1                             140,720           2,939,641
--------------------------------------------------------------------------------
                                                                     38,128,197
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.1%
Advanced Analogic Technologies, Inc. 1              140,210           1,568,950
M-Systems Flash Disk Pioneers Ltd. 1                 89,460           2,676,643
RadiSys Corp. 1                                     156,270           3,031,638
--------------------------------------------------------------------------------
                                                                      7,277,231
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.3%
InfoSpace, Inc. 1                                   116,770           2,787,300
Lifeline Systems, Inc. 1                             86,480           2,891,027
WebSideStory, Inc. 1                                121,470           2,152,448
--------------------------------------------------------------------------------
                                                                      7,830,775
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.2%
Jarden Corp. 1                                       70,160           2,881,471
--------------------------------------------------------------------------------
                                                                      2,881,471
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.9%
AtheroGenics, Inc. 1                                 98,820           1,584,085
First Horizon Pharmaceutical Corp. 1                143,260           2,846,576
Salix Pharmaceuticals Ltd. 1                        115,830           2,461,387
--------------------------------------------------------------------------------
                                                                      6,892,048
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.2%
Laureate Education, Inc. 1                           66,110           3,237,407
Universal Technical Institute, Inc. 1                56,720           2,019,799
--------------------------------------------------------------------------------
                                                                      5,257,206
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.8%
Axsys Technologies, Inc. 1                           98,050           1,922,760
Sonic Solutions 1                                   112,520           2,419,180
--------------------------------------------------------------------------------
                                                                      4,341,940
--------------------------------------------------------------------------------

ELECTRONICS -- 0.9%
SRS Labs, Inc. 1                                    323,840           2,085,530
--------------------------------------------------------------------------------
                                                                      2,085,530
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 0.5%
Illumina, Inc. 1                                     93,380           1,196,198
--------------------------------------------------------------------------------
                                                                      1,196,198
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 2.3%
Microsemi Corp. 1                                    82,140           2,097,856
O2Micro International Ltd. 1                        124,350           1,957,269

See notes to Schedule of Investments on page 26.


17  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                       Shares               Value
--------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Volterra Semiconductor Corp. 1                      120,190        $  1,474,731
--------------------------------------------------------------------------------
                                                                      5,529,856
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 1.9%
DRS Technologies, Inc.                               62,230           3,071,673
Intermagnetics General Corp. 1                       49,290           1,377,162
--------------------------------------------------------------------------------
                                                                      4,448,835
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.2%
Portfolio Recovery Associates, Inc. 1                65,130           2,812,313
--------------------------------------------------------------------------------
                                                                      2,812,313
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1. 5%
Cybersource Corp. 1                                 336,110           2,211,604
TNS, Inc. 1                                          53,000           1,285,250
--------------------------------------------------------------------------------
                                                                      3,496,854
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.0%
Five Star Quality Care, Inc. 1                      339,300           2,341,170
--------------------------------------------------------------------------------
                                                                      2,341,170
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 3.1%
Amedisys, Inc. 1                                     48,770           1,902,030
LabOne, Inc. 1                                       71,250           3,099,375
Matria Healthcare, Inc. 1                            64,180           2,422,795
--------------------------------------------------------------------------------
                                                                      7,424,200
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.3%
Tower Group, Inc.                                   194,440           2,939,933
--------------------------------------------------------------------------------
                                                                      2,939,933
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.9%
Hydril 1                                             27,940           1,917,801
Oil States International, Inc. 1                     66,870           2,428,050
Patterson-UTI Energy, Inc.                           72,000           2,597,760
Superior Energy Services, Inc. 1                    102,830           2,374,345
--------------------------------------------------------------------------------
                                                                      9,317,956
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 8.4%
Encore Medical Corp. 1                              472,400           2,220,280
I-Flow Corp. 1                                      135,520           1,857,979
IRIS International, Inc. 1                           73,100           1,347,964
Orthovita, Inc. 1                                   427,080           1,827,902
PolyMedica Corp.                                     99,293           3,469,298
SonoSite, Inc. 1                                     51,190           1,519,319
Symmetry Medical, Inc. 1                             95,000           2,251,500
Syneron Medical Ltd. 1                               84,900           3,102,246
The Spectranetics Corp. 1                           251,320           2,364,921
--------------------------------------------------------------------------------
                                                                     19,961,409
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                       Shares               Value
--------------------------------------------------------------------------------
METAL FABRICATING -- 1.1%
Maverick Tube Corp. 1                                89,270        $  2,678,100
--------------------------------------------------------------------------------
                                                                      2,678,100
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.7%
Ceradyne, Inc. 1                                     46,910           1,720,659
--------------------------------------------------------------------------------
                                                                      1,720,659
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.6%
Presstek, Inc. 1                                    112,900           1,465,442
--------------------------------------------------------------------------------
                                                                      1,465,442
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.9%
Grey Wolf, Inc. 1                                   249,540           2,103,622
Unit Corp. 1                                         44,400           2,454,432
--------------------------------------------------------------------------------
                                                                      4,558,054
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
Ultratech, Inc. 1                                   149,030           2,323,378
--------------------------------------------------------------------------------
                                                                      2,323,378
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
KKR Financial Corp.                                 127,570           2,837,157
--------------------------------------------------------------------------------
                                                                      2,837,157
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - COMMERCIAL -- 1.5%
McGrath Rentcorp                                    124,330           3,522,269
--------------------------------------------------------------------------------
                                                                      3,522,269
--------------------------------------------------------------------------------

RESTAURANTS -- 1.0%
Caribou Coffee Co., Inc. 1                           59,400             674,190
Cosi, Inc. 1                                        170,180           1,671,168
--------------------------------------------------------------------------------
                                                                      2,345,358
--------------------------------------------------------------------------------

RETAIL -- 3.1%
Central Garden & Pet Co. 1                           73,080           3,306,870
Design Within Reach, Inc. 1                         166,190           1,500,696
Jos. A. Bank Clothiers, Inc. 1                       57,705           2,494,010
--------------------------------------------------------------------------------
                                                                      7,301,576
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 7.6%
AMN Healthcare Services, Inc. 1                     179,310           2,773,926
Barrett Business Services, Inc. 1                    91,640           2,093,974
Chemed Corp.                                         55,090           2,387,600
FirstService Corp. 1                                141,280           3,242,376
Providence Service Corp. 1                           53,480           1,635,953
Rollins, Inc.                                       148,120           2,891,302
Steiner Leisure Ltd. 1                               89,780           3,049,827
--------------------------------------------------------------------------------
                                                                     18,074,958
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


18  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                       Shares               Value
--------------------------------------------------------------------------------
TRANSPORTATION - MISCELLANEOUS -- 1.1%
Vitran Corp., Inc. 1                                155,860        $  2,528,049
--------------------------------------------------------------------------------
                                                                      2,528,049
--------------------------------------------------------------------------------

TRUCKERS -- 0.7%
Old Dominion Freight Line, Inc. 1                    49,100           1,644,359
--------------------------------------------------------------------------------
                                                                      1,644,359
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $176,429,025)                             219,037,222
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        36,644

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $27,667)                                   36,644
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.2%
BlackRock Liquidity Funds TempCash
Portfolio-Institutional Shares 8                                     11,946,920
PNC Bank Money Market Account 9                                      12,154,071
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $24,100,991)                      24,100,991
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.8% (Cost $200,557,683)                     243,174,857
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.8)%                                     (6,666,018)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $236,508,839
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


19 |

SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

                                       Foreign
September 30, 2005 (unaudited)      Currency 2        Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 80.7%

ALUMINUM -- 2.4%
Alcan, Inc.                                          512,600     $    16,264,798
Century Aluminum Co. 1                             1,080,000          24,278,400
--------------------------------------------------------------------------------
                                                                      40,543,198
--------------------------------------------------------------------------------

CHEMICALS -- 0.3%
UAP Holding Corp.                                    311,140           5,631,634
--------------------------------------------------------------------------------
                                                                       5,631,634
--------------------------------------------------------------------------------

COAL -- 8.8%
Arch Coal, Inc.                                      411,910          27,803,925
China Shenhua Energy Co. Ltd. 1            HKD     6,000,000           7,038,486
Foundation Coal Holdings, Inc.                       850,200          32,690,190
Massey Energy Co.                                    564,200          28,813,694
Peabody Energy Corp.                                 419,910          35,419,408
Western Canadian Coal Corp. 1              CAD     2,616,200          11,027,424
Westshore Terminals Income Fund            CAD       409,600           4,827,114
--------------------------------------------------------------------------------
                                                                     147,620,241
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.9%
Crosstex Energy, Inc.                                490,700          31,385,172
--------------------------------------------------------------------------------
                                                                      31,385,172
--------------------------------------------------------------------------------

GOLD -- 1.0%
Goldcorp, Inc.                             CAD       793,700          15,908,138
--------------------------------------------------------------------------------
                                                                      15,908,138
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.6%
PICO Holdings, Inc. 1                                286,778          10,077,379
--------------------------------------------------------------------------------
                                                                      10,077,379
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 11.0%
Ensign Resource Services, Inc.             CAD     1,344,400          45,819,465
Key Energy Services, Inc. 1                        3,464,100          51,095,475
National-Oilwell Varco, Inc. 1                       468,800          30,847,040
Patterson-UTI Energy, Inc.                           763,300          27,539,864
Trican Well Service Ltd. 1                 CAD       789,000          28,716,206
--------------------------------------------------------------------------------
                                                                     184,018,050
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 0.2%
Bucyrus International, Inc., Class A                  76,700           3,768,271
--------------------------------------------------------------------------------
                                                                       3,768,271
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 14.2%
BHP Billiton Ltd., ADR 3                             876,000          29,941,680
Companhia Vale do Rio Doce, ADR 3                    780,000          34,210,800
Falconbridge Ltd.                          CAD       795,451          21,259,925
Inco Ltd.                                            685,000          32,434,750

                                       Foreign
September 30, 2005 (unaudited)      Currency 2        Shares               Value
--------------------------------------------------------------------------------
METALS & MINERALS - MISCELLANEOUS (CONTINUED)
Ivanhoe Nickel & Platinum Ltd. 1,4,5                 203,624     $     1,628,992
Labrador Iron Ore Royalty Income Fund      CAD       960,100          22,158,695
LionOre Mining International Ltd. 1        CAD     3,348,400          16,273,944
Minefinders Corp. Ltd. 1                   CAD     1,288,700           6,263,359
Sherritt International Corp.               CAD     2,625,100          24,726,748
Teck Cominco Ltd., Class B                 CAD     1,070,000          48,000,430
--------------------------------------------------------------------------------
                                                                     236,899,323
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 21.4%
Clear Energy, Inc. 1,6                     CAD     3,736,000          17,964,938
Compton Petroleum Corp. 1                  CAD     4,665,700          63,012,034
Denbury Resources, Inc. 1                            185,600           9,361,664
EnCana Corp.                               CAD     1,148,000          67,003,699
Iteration Energy Ltd. 1                    CAD     1,526,700           7,485,755
Nexen, Inc.                                CAD       397,400          18,955,553
Penn West Energy Trust                     CAD     1,206,600          37,895,024
Precision Drilling Corp. 1                           235,700          11,596,440
Progress Energy Trust                      CAD     1,789,000          27,100,464
Talisman Energy, Inc.                      CAD       916,000          44,818,994
Western Oil Sands, Inc., Class A 1         CAD     2,182,300          51,718,163
--------------------------------------------------------------------------------
                                                                     356,912,728
--------------------------------------------------------------------------------

OIL - INTEGRATED DOMESTIC -- 1.8%
Petroleo Brasileiro S.A., ADR 3                      411,200          29,396,688
--------------------------------------------------------------------------------
                                                                      29,396,688
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 12.2%
Exxon Mobil Corp.                                    923,200          58,660,128
Marathon Oil Corp.                                   238,700          16,453,591
Paramount Resources Ltd., Class A 1        CAD     2,434,100          71,609,652
Trilogy Energy Trust                       CAD     2,343,400          56,241,600
--------------------------------------------------------------------------------
                                                                     202,964,971
--------------------------------------------------------------------------------

PAPER -- 0.4%
Fraser Papers, Inc. 1                      CAD       751,700           6,304,581
--------------------------------------------------------------------------------
                                                                       6,304,581
--------------------------------------------------------------------------------

STEEL -- 0.1%
Steel Dynamics, Inc.                                  50,600           1,718,376
--------------------------------------------------------------------------------
                                                                       1,718,376
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.4%
Dominion Resources, Inc.                             367,500          31,656,450
PPL Corp.                                          1,282,600          41,466,458
--------------------------------------------------------------------------------
                                                                      73,122,908
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $913,883,173)                            1,346,271,658
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


20  |

--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                                             Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                $        53,974

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $47,469)                                    53,974
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.8%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
  Shares 8                                                            83,055,728
BlackRock Liquidity Funds TempFund Portfolio-Institutional
  Shares 8                                                            83,012,728
PNC Bank Money Market Account 9                                      130,474,139
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $296,542,595)                     296,542,595
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.5% (Cost $1,210,473,237)                   1,642,868,227
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.5%                                             24,528,449
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $ 1,667,396,676
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


21  |

SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                      Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 79.2%

ADVERTISING AGENCIES -- 2.1%
ADVO, Inc.                                       1,455,920       $    45,555,737
--------------------------------------------------------------------------------
                                                                      45,555,737
--------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 1.8%
Commercial Vehicle Group, Inc. 1,6               1,934,600            40,510,524
--------------------------------------------------------------------------------
                                                                      40,510,524
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.0%
Angiotech Pharmaceuticals, Inc. 1                1,569,862            22,009,465
--------------------------------------------------------------------------------
                                                                      22,009,465
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 3.1%
Liberty Global, Inc., Class A 1                  1,291,775            34,981,267
Liberty Global, Inc., Series C 1                 1,291,775            33,263,206
--------------------------------------------------------------------------------
                                                                      68,244,473
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.8%
Isle of Capri Casinos, Inc. 1                      982,689            21,009,891
Scientific Games Corp., Class A 1                1,970,000            61,070,000
--------------------------------------------------------------------------------
                                                                      82,079,891
--------------------------------------------------------------------------------

COAL -- 3.2%
Peabody Energy Corp.                               841,000            70,938,350
--------------------------------------------------------------------------------
                                                                      70,938,350
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 1.0%
Foundry Networks, Inc. 1                         1,741,900            22,122,130
--------------------------------------------------------------------------------
                                                                      22,122,130
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.2%
Novell, Inc. 1                                   9,037,837            67,331,885
SSA Global Technologies, Inc. 1                  1,361,023            23,954,005
--------------------------------------------------------------------------------
                                                                      91,285,890
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.8%
American Greetings Corp., Class A                1,421,480            38,948,552
--------------------------------------------------------------------------------
                                                                      38,948,552
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 1.9%
Corinthian Colleges, Inc. 1                      2,491,569            33,063,121
ITT Educational Services, Inc. 1                   194,375             9,592,406
--------------------------------------------------------------------------------
                                                                      42,655,527
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 0.5%
eResearch Technology, Inc. 1                       792,024            11,238,821
--------------------------------------------------------------------------------
                                                                      11,238,821
--------------------------------------------------------------------------------

                                      Foreign
September 30, 2005 (unaudited)     Currency 2       Shares                 Value
--------------------------------------------------------------------------------
FINANCE COMPANIES -- 1.0%
Lazard Ltd.                                        830,900       $    21,021,770
--------------------------------------------------------------------------------
                                                                      21,021,770
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.4%
John H. Harland Co.                              1,184,190            52,578,036
--------------------------------------------------------------------------------
                                                                      52,578,036
--------------------------------------------------------------------------------

GOLD -- 2.0%
Goldcorp, Inc.                            CAD    2,175,730            43,608,180
--------------------------------------------------------------------------------
                                                                      43,608,180
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.9%
Kindred Healthcare, Inc. 1                         665,270            19,825,046
--------------------------------------------------------------------------------
                                                                      19,825,046
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.2%
AMERIGROUP Corp. 1                               1,368,130            26,158,646
Centene Corp. 1                                    844,000            21,125,320
--------------------------------------------------------------------------------
                                                                      47,283,966
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.3%
Apria Healthcare Group, Inc. 1                     888,730            28,359,374
--------------------------------------------------------------------------------
                                                                      28,359,374
--------------------------------------------------------------------------------

HOMEBUILDING -- 1.8%
Desarrolladora Homex S.A. de C.V., ADR 1,3       1,262,400            38,768,304
--------------------------------------------------------------------------------
                                                                      38,768,304
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.1%
Select Comfort Corp. 1                           1,186,550            23,707,269
--------------------------------------------------------------------------------
                                                                      23,707,269
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.9%
Endurance Specialty Holdings Ltd.                  599,040            20,433,254
--------------------------------------------------------------------------------
                                                                      20,433,254
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.3%
Magellan Health Services, Inc. 1                 1,414,700            49,726,705
--------------------------------------------------------------------------------
                                                                      49,726,705
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 2.9%
LionOre Mining International Ltd. 1       CAD    4,863,300            23,636,684
Sherritt International Corp.              CAD    4,178,900            39,362,542
--------------------------------------------------------------------------------
                                                                      62,999,226
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 0.3%
GenCorp, Inc. 1                                    354,970             6,620,190
--------------------------------------------------------------------------------
                                                                       6,620,190
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


22  |

--------------------------------------------------------------------------------

                                      Foreign
September 30, 2005 (unaudited)     Currency 2       Shares                 Value
--------------------------------------------------------------------------------
OIL - CRUDE PRODUCERS -- 3.8%
Compton Petroleum Corp. 1                 CAD    6,133,500       $    82,835,226
--------------------------------------------------------------------------------
                                                                      82,835,226
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 5.7%
Paramount Resources Ltd., Class A 1       CAD    2,149,700            63,242,787
Trilogy Energy Trust                      CAD    2,599,000            62,376,000
--------------------------------------------------------------------------------
                                                                     125,618,787
--------------------------------------------------------------------------------

PAPER -- 0.2%
Fraser Papers, Inc. 1                     CAD      582,340             4,884,142
--------------------------------------------------------------------------------
                                                                       4,884,142
--------------------------------------------------------------------------------

PUBLISHING - MISCELLANEOUS -- 0.9%
Playboy Enterprises, Inc., Class B 1             1,323,970            18,667,977
--------------------------------------------------------------------------------
                                                                      18,667,977
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.4%
Westwood One, Inc.                               1,531,920            30,469,889
--------------------------------------------------------------------------------
                                                                      30,469,889
--------------------------------------------------------------------------------

REAL ESTATE -- 2.2%
MI Developments, Inc., Class A                   1,403,800            47,378,250
--------------------------------------------------------------------------------
                                                                      47,378,250
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 3.0%
BioMed Realty Trust, Inc.                        1,256,400            31,158,720
Deerfield Triarc Capital Corp.                   1,202,390            16,665,126
Digital Realty Trust, Inc.                          31,570               568,260
KKR Financial Corp.                                744,360            16,554,566
--------------------------------------------------------------------------------
                                                                      64,946,672
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 1.0%
Coinmach Service Corp.                           1,650,100            23,002,394
--------------------------------------------------------------------------------
                                                                      23,002,394
--------------------------------------------------------------------------------

RESTAURANTS -- 4.2%
Triarc Cos., Inc., Class B 6                     6,000,000            91,620,000
--------------------------------------------------------------------------------
                                                                      91,620,000
--------------------------------------------------------------------------------

RETAIL -- 2.8%
Blockbuster, Inc., Class A                       2,548,900            12,107,275
Blockbuster, Inc., Class B                       3,638,910            16,302,317
Dollar Tree Stores, Inc. 1                       1,470,357            31,833,229
--------------------------------------------------------------------------------
                                                                      60,242,821
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 7.9%
Coinstar, Inc. 1,6                               1,428,396            26,439,610
Corrections Corp. of America 1                   1,654,130            65,668,961
Gevity HR, Inc.                                    827,513            22,541,454

September 30, 2005 (unaudited)                      Shares                 Value
--------------------------------------------------------------------------------
SERVICES - COMMERCIAL (CONTINUED)
Hudson Highland Group, Inc. 1                      601,700       $    15,024,449
Regis Corp.                                      1,133,340            42,862,919
--------------------------------------------------------------------------------
                                                                     172,537,393
--------------------------------------------------------------------------------

SHIPPING -- 2.0%
Alexander & Baldwin, Inc.                          819,858            43,649,240
--------------------------------------------------------------------------------
                                                                      43,649,240
--------------------------------------------------------------------------------

STEEL -- 0.2%
Steel Dynamics, Inc.                               133,400             4,530,264
--------------------------------------------------------------------------------
                                                                       4,530,264
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 0.4%
Carter's, Inc. 1                                   163,990             9,314,632
--------------------------------------------------------------------------------
                                                                       9,314,632
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,321,865,132)                          1,730,218,367
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        171,899
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $145,540)                                  171,899
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.3%
BlackRock Liquidity Funds TempCash Portfolio-
   Institutional Shares 8                                            108,042,670
BlackRock Liquidity Funds TempFund Portfolio-
   Institutional Shares 8                                            107,882,670
PNC Bank Money Market Account 9                                      162,937,541
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $378,862,881)                     378,862,881
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.5% (Cost $1,700,873,553)                   2,109,253,147
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 3.5%                                             76,355,292
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $ 2,185,608,439
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


23  |

SCHEDULE OF INVESTMENTS -- RS VALUE FUND
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 75.4%

ADVERTISING AGENCIES -- 0.8%
ADVO, Inc.                                           361,480      $   11,310,709
--------------------------------------------------------------------------------
                                                                      11,310,709
--------------------------------------------------------------------------------

ALUMINUM -- 1.0%
Alcan, Inc.                                          456,900          14,497,437
--------------------------------------------------------------------------------
                                                                      14,497,437
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.0%
Angiotech Pharmaceuticals, Inc. 1                  1,027,400          14,404,148
--------------------------------------------------------------------------------
                                                                      14,404,148
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 4.7%
Liberty Global, Inc., Class A 1                      951,261          25,760,148
Liberty Global, Inc., Series C 1                     951,261          24,494,971
Liberty Media Corp., Class A 1                     2,218,140          17,856,027
--------------------------------------------------------------------------------
                                                                      68,111,146
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.2%
Scientific Games Corp., Class A 1                    564,580          17,501,980
--------------------------------------------------------------------------------
                                                                      17,501,980
--------------------------------------------------------------------------------

COAL -- 2.6%
Peabody Energy Corp.                                 445,680          37,593,108
--------------------------------------------------------------------------------
                                                                      37,593,108
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.3%
Discovery Holding Co., Class A 1                   1,343,410          19,398,840
--------------------------------------------------------------------------------
                                                                      19,398,840
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 1.7%
Scientific-Atlanta, Inc.                             643,000          24,118,930
--------------------------------------------------------------------------------
                                                                      24,118,930
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.9%
Acxiom Corp.                                       1,360,660          25,471,555
Novell, Inc. 1                                     5,963,830          44,430,534
--------------------------------------------------------------------------------
                                                                      69,902,089
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.5%
American Greetings Corp., Class A                    788,390          21,601,886
--------------------------------------------------------------------------------
                                                                      21,601,886
--------------------------------------------------------------------------------

DRUG & GROCERY STORE CHAINS -- 2.1%
Albertson's, Inc.                                  1,206,320          30,942,108
--------------------------------------------------------------------------------
                                                                      30,942,108
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 0.7%
Barr Pharmaceuticals, Inc. 1                         193,200          10,610,544
--------------------------------------------------------------------------------
                                                                      10,610,544
--------------------------------------------------------------------------------

                                      Foreign
September 30, 2005  (unaudited)    Currency 2         Shares               Value
--------------------------------------------------------------------------------
EDUCATION SERVICES -- 0.8%
ITT Educational Services, Inc. 1                     223,650      $   11,037,127
--------------------------------------------------------------------------------
                                                                      11,037,127
--------------------------------------------------------------------------------

ELECTRICAL - HOUSEHOLD APPLIANCES -- 2.8%
Thomson                                   EUR      1,974,064          41,044,778
--------------------------------------------------------------------------------
                                                                      41,044,778
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.2%
Viacom, Inc., Class B                                973,970          32,150,750
--------------------------------------------------------------------------------
                                                                      32,150,750
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.5%
Corporacion GEO S.A. de C.V.,
Series B 1                                MXP      6,974,100          21,719,099
--------------------------------------------------------------------------------
                                                                      21,719,099
--------------------------------------------------------------------------------

GOLD -- 0.9%
Goldcorp, Inc.                            CAD        636,100          12,749,359
--------------------------------------------------------------------------------
                                                                      12,749,359
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.8%
Kindred Healthcare, Inc. 1                           400,570          11,936,986
--------------------------------------------------------------------------------
                                                                      11,936,986
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.1%
Apria Healthcare Group, Inc. 1                       479,810          15,310,737
--------------------------------------------------------------------------------
                                                                      15,310,737
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.1%
Assurant, Inc.                                       413,800          15,749,228
--------------------------------------------------------------------------------
                                                                      15,749,228
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.9%
Endurance Specialty Holdings Ltd.                    398,790          13,602,727
--------------------------------------------------------------------------------
                                                                      13,602,727
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.9%
Magellan Health Services, Inc. 1                     763,070          26,821,910
--------------------------------------------------------------------------------
                                                                      26,821,910
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 5.8%
Falconbridge Ltd.                         CAD        649,697          17,364,375
Inco Ltd.                                            410,000          19,413,500
Ivanhoe Nickel & Platinum Ltd. 1,4,5                 698,422           5,587,376
Teck Cominco Ltd., Class B                CAD        907,600          40,715,131
--------------------------------------------------------------------------------
                                                                      83,080,382
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.3%
Brascan Corp., Class A                    CAD        389,700          18,149,125
--------------------------------------------------------------------------------
                                                                      18,149,125
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


24  |

--------------------------------------------------------------------------------

                                      Foreign
September 30, 2005  (unaudited)    Currency 2         Shares               Value
--------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS EQUIPMENT -- 3.0%
Lexmark International, Inc., Class A 1               705,410      $   43,065,281
--------------------------------------------------------------------------------
                                                                      43,065,281
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 6.3%
Penn West Energy Trust                    CAD        797,100          25,034,083
Talisman Energy, Inc.                     CAD        746,600          36,530,415
Western Oil Sands, Inc., Class A 1        CAD      1,244,000          29,481,462
--------------------------------------------------------------------------------
                                                                      91,045,960
--------------------------------------------------------------------------------

PUBLISHING - NEWSPAPERS -- 1.1%
The News Corporation Ltd.                            954,750          15,753,375
--------------------------------------------------------------------------------
                                                                      15,753,375
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.1%
Westwood One, Inc.                                   826,800          16,445,052
--------------------------------------------------------------------------------
                                                                      16,445,052
--------------------------------------------------------------------------------

REAL ESTATE -- 3.3%
MI Developments, Inc., Class A                       848,460          28,635,525
The St. Joe Co.                                      296,000          18,485,200
--------------------------------------------------------------------------------
                                                                      47,120,725
--------------------------------------------------------------------------------

RESTAURANTS -- 1.4%
Yum! Brands, Inc.                                    413,770          20,030,606
--------------------------------------------------------------------------------
                                                                      20,030,606
--------------------------------------------------------------------------------

RETAIL -- 3.8%
Blockbuster, Inc., Class A                         2,407,750          11,436,813
Blockbuster, Inc., Class B                         1,702,490           7,627,155
Dollar General Corp.                                 606,000          11,114,040
Dollar Tree Stores, Inc. 1                           851,820          18,441,903
Federated Department Stores, Inc.                     93,400           6,245,658
--------------------------------------------------------------------------------
                                                                      54,865,569
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.2%
Corrections Corp. of America 1                     1,163,650          46,196,905
Regis Corp.                                          750,600          28,387,692
--------------------------------------------------------------------------------
                                                                      74,584,597
--------------------------------------------------------------------------------

SHIPPING -- 1.7%
Alexander & Baldwin, Inc.                            468,117          24,922,549
--------------------------------------------------------------------------------
                                                                      24,922,549
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 1.4%
Comcast Corp., Class A 1                             672,510          19,758,344
--------------------------------------------------------------------------------
                                                                      19,758,344
--------------------------------------------------------------------------------

September 30, 2005 (unaudited)                        Shares               Value
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL -- 2.5%
PPL Corp.                                          1,134,600      $   36,681,618
--------------------------------------------------------------------------------
                                                                      36,681,618
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $925,014,513)                            1,087,618,809
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                         66,432
--------------------------------------------------------------------------------

TOTAL OTHER INVESTMENTS (Cost $56,451)                                    66,432
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 23.5%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           71,993,118
BlackRock Liquidity Funds TempFund Portfolio-Institutional
   Shares 8                                                           71,936,118
PNC Bank Money Market Account 9                                      194,700,365

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $338,629,601)                     338,629,601
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9% (Cost $1,263,700,565)                   1,426,314,842
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.1%                                             16,250,615
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $1,442,565,457
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 26.


25  |

--------------------------------------------------------------------------------
Notes to Schedule of Investments
--------------------------------------------------------------------------------

1 Non income-producing security.
2 Foreign-denominated security: CAD - Canadian Dollar, EUR - Euro Dollar, HKD -
  Hong Kong Dollar, MXP - Mexican Peso.
3 ADR -- American Depository Receipt.
4 Fair value security.
5 Restricted security.  See note below.
6 Affiliated issuer.  See note below.
7 Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002 for disinterested Trustees.
8 Money Market Fund registered under the Investment Company Act of 1940.
9 Money market deposit account insured by the Federal Deposit Insurance
  Corporation up to $100,000.

TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at September 30, 2005, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

                                                           Net Unrealized      Gross Unrealized       Gross Unrealized
Fund                             Cost of Investments      Appreciation on          Appreciation           Depreciation
                                                              Investments
Diversified Growth            $         409,602,446   $        83,540,241   $        94,156,318    $        10,616,077
------------------------------------------------------------------------------------------------------------------------
Emerging Growth                         786,880,122           195,096,989           215,352,489             20,255,500
------------------------------------------------------------------------------------------------------------------------
Growth                                  181,116,161            32,079,926            33,962,388              1,882,462
------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)              72,186,212            20,996,097            22,381,508              1,385,411
------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                  60,801,328            20,691,532            21,739,184              1,047,652
------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                    177,508,565            33,798,860            38,296,244              4,497,384
------------------------------------------------------------------------------------------------------------------------
Smaller Company Growth                  201,061,489            42,113,368            46,328,118              4,214,750
------------------------------------------------------------------------------------------------------------------------
Global Natural Resources              1,210,473,237           432,394,990           445,216,242             12,821,252
------------------------------------------------------------------------------------------------------------------------
Partners                              1,700,873,553           408,379,594           463,212,489             54,832,895
------------------------------------------------------------------------------------------------------------------------
Value                                 1,263,700,828           162,614,014           194,312,388             31,698,374
------------------------------------------------------------------------------------------------------------------------

RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at September 30, 2005.

                                                                                                                  % of Fund's
Fund                       Security                         Shares         Cost         Value  Acquisition Date   Net Assets
Global Natural Resources   Ivanhoe Nickel & Platinum Ltd.  203,624  $   784,997  $  1,628,992  4/25/97 - 5/7/98
-----------------------------------------------------------------------------------------------------------------------------
                                                                        784,997     1,628,992                     0.10%
-----------------------------------------------------------------------------------------------------------------------------
Value                      Ivanhoe Nickel & Platinum Ltd.  698,422    2,837,501     5,587,376  4/25/97 - 5/7/98
-----------------------------------------------------------------------------------------------------------------------------
                                                                      2,837,501     5,587,376                     0.39%
-----------------------------------------------------------------------------------------------------------------------------

AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2005 is listed below:

                                        Number of
                                      Shares Held                                 Number of
                                     at Beginning                       Gross   Shares Held                Value at End
Fund           Issuer                     of Year         Gross    Reductions     at End of        Income     of Period
                                                      Additions                      Period
Diversified    eCOST.com, Inc.                 --     1,261,095     1,261,095            --   $        --   $         *
Growth         PC Mall, Inc.              555,410       208,500       763,910            --            --             *
               Viewpoint Corp.          2,922,470            --     2,922,470            --            --             *
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       --
-----------------------------------------------------------------------------------------------------------------------

26  |

--------------------------------------------------------------------------------
Notes to Schedule of Investments (continued)
--------------------------------------------------------------------------------

Global Natural Clear Energy, Inc.                2,526,200  1,209,800          --   3,736,000          --    17,964,938
Resources      Minefinders Corp. Ltd.            2,143,400    341,600   1,196,300   1,288,700          --             *
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       --    17,964,938
-----------------------------------------------------------------------------------------------------------------------
Partners       Affirmative Insurance Holdings,     860,300         --     860,300          --      24,234             *
               Inc.
               BioMed Realty Trust, Inc.         1,818,000         --     561,600   1,256,400   1,169,316             *
               Coinstar, Inc.                           --  1,428,396           -   1,428,396          --    26,439,610
               Commercial Vehicle Group, Inc.      764,500  1,170,100           -   1,934,600          --    40,510,524
               Digital Realty Trust, Inc.        1,565,000         --   1,533,430      31,570     883,440             *
               DoubleClick, Inc.                 6,535,000         --   6,535,000          --          --             *
               Gevity HR, Inc.                   1,401,100  1,048,700   1,622,287     827,513     435,732             *
               John H. Harland Co.               1,396,000         --     211,810   1,184,190     500,152             *
               Kellwood Co.                      1,472,000         --   1,472,000          --     117,760             *
               The Gymboree Corp.                1,790,700         --   1,790,700          --          --             *
               Triarc Cos., Inc., Class B        3,807,000  2,193,000          --   6,000,000   1,370,220    91,620,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,500,855   158,570,134
-----------------------------------------------------------------------------------------------------------------------

* Issuer is not an affiliated issuer at September 30, 2005

For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

27  |

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer has concluded, as of a date within 90 days of the filing of this report, based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

    (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date     November 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date     November 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Treasurer
                           (principal financial officer)

Date     November 18, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.